Consolidated Statements of Equity and Redeemable Noncontrolling Interest (USD $) In Thousands, except Share data	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Non-controlling Interest [Member]	Redeemable Noncontrolling Interest (Temporary Equity) [Member]
Balance at Dec. 31, 2011	$ 1,225,031	$ 47,586		$ 821,640	$ (49,331)	$ 406,125	$ (989)
Balance, Shares at Dec. 31, 2011		45,956,000
Common stock issuances, Value	7,329	192		7,137
Common stock issuance, Shares		192,000
Net income (loss)	132,639					133,331	(692)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 9)	(4,985)				(4,985)
FSIRS realized and unrealized gain, net of tax (Notes 5 and 12)	1,834				1,834
Amounts reclassified into net income (Notes 5 and 12)	1,737				1,737
Dividends declared Common	(55,087)					(55,087)
Balance at Dec. 31, 2012	1,308,498	47,778		828,777	(50,745)	484,369	(1,681)
Balance, Shares at Dec. 31, 2012		46,148,000
Common stock issuances, Value	11,952	208		11,744
Common stock issuance, Shares		208,000
Net income (loss)	144,873					145,320	(447)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 9)	6,973				6,973
Amounts reclassified into net income (Notes 5 and 12)	2,074				2,074
Dividends declared Common	(61,975)					(61,975)
Balance at Dec. 31, 2013	1,412,395	47,986		840,521	(41,698)	567,714	(2,128)
Balance, Shares at Dec. 31, 2013	46,356,125	46,356,000
Common stock issuances, Value	11,027	167		10,860
Common stock issuance, Shares		167,000
Net income (loss)	141,148
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 9)	(9,913)				(9,913)
Amounts reclassified into net income (Notes 5 and 12)	2,073				2,073
Dividends declared Common	(68,715)					(68,715)
Redeemable noncontrolling interest attributable to acquisition								18,952
Net income (loss)	140,997					141,126	(129)	151
Fair value accretion (Note 16)	(961)					(961)		961
Foreign currency exchange translation adj.	(637)				(637)			(22)
Balance at Dec. 31, 2014	$ 1,486,266	$ 48,153		$ 851,381	$ (50,175)	$ 639,164	$ (2,257)	$ 20,042
Balance, Shares at Dec. 31, 2014	46,523,184	46,523,000	[1]

[1]	At December 31, 2014, 2.7 million common shares were registered and available for issuance under provisions of the Company's various stock issuance plans. In addition, approximately 36,000 common shares are registered for issuance upon the exercise of options granted under the Stock Incentive Plan (see Note 10).